Borrowings - Short-term Borrowings and Current Portion of Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 5,486,333	₩ 7,487,780
Current portion of debentures	3,061,879	2,801,839
Current borrowings and current portion of non-current borrowings	8,548,212	10,289,619
JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	159,075	294,364
HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 5,327,258	7,193,416
Bottom of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2019
Maturity date	January, 2020
Interest rate (%)	0.50%
Bottom of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2019
Maturity date	January, 2020
Interest rate (%)	0.20%
Bottom of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2004
Maturity date	January, 2020
Interest rate (%)	0.70%
Bottom of range [member] | Current portion of long-term liabilities [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2010
Maturity date	April, 2020
Interest rate (%)	1.50%
Top of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2019
Maturity date	December, 2020
Interest rate (%)	8.90%
Top of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2019
Maturity date	December, 2020
Interest rate (%)	12.70%
Top of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2019
Maturity date	December, 2020
Interest rate (%)	6.60%
Top of range [member] | Current portion of long-term liabilities [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2018
Maturity date	October, 2020
Interest rate (%)	4.30%
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 1,491,934	1,234,915
Gross amount [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	1,571,194	1,568,108
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ (1,249)	₩ (1,184)